UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this report:

Name:     Connors Investor Services, Inc.
Address:  1100 Berkshire Blvd.
          Wyomissing, PA 19610

Form 13F File Number:  28-3129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:       Ronald H. Seher
Title:      Vice Chairman
Phone:      610-376-7418
Signature, Place, and Date of Signing

     Ronald H. Seher       Wyomissing, Pennsylvania          May 10, 2002

Report Type (Check only one.) :

[ X]       13F HOLDINGS REPORT

[  ]       13F NOTICE

[  ]       13F COMBINATION


List of Other Managers Reporting for this Manager :

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   97

Form 13F information Table Value Total:   $284,702



List of Other Included Managers:


     FORM 13F

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None
                                                                  in Instr.  Other
ABBOTT LABS        COM   002824100          962   18,291                                        18291
AIR PRODUCTS       COM   009158106          281    5,431                                         5431
AMERICAN EXPRESS   COM   025816109          297    7,269                                         7269
AMERICAN INTL      COM   026874107         5976   82,839                                        82839
ANHEUSER BUSCH     COM   035229103         4496   86,126                                        86126
AUTOMATIC DATA     COM   053015103         5301   90,976                                        90976
BANKAMERICA        COM   060505104          220    3,240                                         3240
BANK OF NEW YORK   COM   064057102         1673   39,821                                        39821
BAXTER INTL        COM   071813109          752   12,634                                        12634
BECTON DICKINSON   COM   075887109         1992   52,800                                        52800
BELL MICROPROD.    COM   078137106         1557  149,737                                       149737
BELL SOUTH         COM   079860102          232    6,307                                         6307
BPA AMOCO          COM   055622104         1133   21,329                                        21329
BRISTOL MYERS      COM   110122108         3617   89,340                                        89340
CAPITAL AUTOMOTIV  COM   139733109         7253  315,350                                       255350             60,000
CARPENTER TECH     COM   144285103          325   11,224                                        11224
CEDAR FAIR L.P     COM   150185106          452   19,000                                        19000
CHUBB              COM   171232101          221    3,030                                         3030
CITIGROUP          COM   172967101          324    6,551                                         6551
COCA COLA          COM   191211600          261    5,001                                         5001
COLGATE PALMOLIVE  COM   194162103         3074   53,782                                        53782
CHEVRON/TEXACO     COM   166764100          693    7,675                                         7675
CONAGRA            COM   205887102         1191   49,100                                        49100

  COLUMN TOTALS                           42283

    FORM 13F

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None
                                                                  in Instr.  Other
DAKTRONICS         COM   234264109         5130  642,050                                       460050             182,000
D & K HEALTHCARE   COM   232861104         2935   48,900                                        31900              17,000
DOVER CORP         COM   260003108         2189   53,400                                        53400
DUKE ENERGY        COM   264399106          377    9,968                                         9968
DU PONT            COM   263534109          354    7,498                                         7498
EMBREX             COM   290817105         6712  321,900                                       257900              64,000
EDGE PETROLEUM     COM   279862106         2907  542,431                                       440431             102,000
EMERSON ELECTRIC   COM   291011104          536    9,344                                         9344
EVERGREEN RES      COM   299900308          791   18,975                                        18975
GENERAL DYNAMICS   COM   369550108         1376   14,646                                        14646
GENERAL ELECTRIC   COM   369604103        10138  270,714                                       270714
GENTEX             COM   371901109         6483  218,800                                       144700             74,100
GILLETTE           COM   375766102          345   10,150                                        10150
GLAXO HOLDINGS     COM   37733W105          408    8,673                                         8673
W W GRAINGER       COM   384802104          560    9,951                                         9951
GROUP 1 SOFTWARE   COM   399434103          156   11,200                                        11200
H J HEINZ          COM   423074103         1165   28,062                                        28062
HERSHEY FOODS      COM   427866108         2642   38,551                                        38551
IBM                COM   459200101         1327   12,756                                        12756
IMPATH             COM   45255G101         3388   82,550                                        56550              26,000
INTEL              COM   458140100         2661   87,506                                        87506
JOHNSON & JOHNSON  COM   478160104         1141   17,571                                        17571
KENSEY NASH        COM   490057106         7435  448,950                                       327950             121,000
KIMBERLY CLARK     COM   494368103         4908   75,910                                        75910
KINGSWAY FINANCIA  COM   496904103         1667  154,350                                       154350
LILLY, ELI         COM   532457108         4005   52,551                                        52551
LITHIA MOTORS      COM   536797103         8109  328,300                                       233700              94,600

  COLUMN TOTALS                           79845


    FORM 13F

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None
                                                                  in Instr.  Other
MEADE INSTRUMENT   COM   583062104         3016  842,550                                       716550            126,000
MEASUREMENT SPEC.  COM   583421102         3069  441,525                                       322725            118,800
MEDTRONIC          COM   585055106         4008   88,650                                        88650
McGRAW HILL        COM   580645109         1182   17,316                                        17316
MELLON BANK        COM   58551A108         5374  139,251                                       139251
MERCK              COM   589331107         3196   55,514                                        55514
MICROSOFT          COM   594918104         3923   65,047                                        65047
J P MORGAN         COM   616880100          436   12,221                                        12221
OMNICOM            COM   681919106         9924  105,125                                       105125
PARKWAY PROP       COM   70159Q104         6728  184,318                                       125418              58,900
PENN NATL GAMING   COM   707569109        10421  297,569                                       216069              81,500
PEPSICO            COM   713448108         6787  131,781                                       131781
PERF. FOOD GROUP   COM   713755106         6398  195,900                                       130100              65,800
PFIZER             COM   717081103         1091   27,456                                        27456
PLANTRONICS        COM   727493108         2066   98,750                                        63950              34,800
PRIMA ENERGY       COM   741901201         1290   51,800                                        28800              23,000
PROCTOR & GAMBLE   COM   742718109         3186   35,362                                        35362

  COLUMN TOTALS                           72095
    FORM 13F

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None
                                                                  in Instr.  Other
PNC BANC CORP      COM   693475105          681   11,073                                        11073
PHARMACIA  CORP    COM   71713U102         5057  112,188                                       112188
Q-LOGIC            COM   747277101        12118  244,701                                       204901              39,800
QUIXOTE            COM   749056107         4212  225,836                                       157836              68,000
RICHARDSON ELEC.   COM   763165107         3792  312,350                                       218550              93,800
ROCK OF AGES       COM   772632105         1467  222,300                                       103000             119,300
ROYAL DUTCH        COM   780257705          273    5,025                                         5025
SBC COMMUNICATION  COM   78387G103         2890   77,191                                        77191
SCHERING PLOUGH    COM   806605101         2803   89,537                                        89537
SARA LEE           COM   803111103          648   31,229                                        31229
SCHLUMBERGER       COM   806857108          555    9,431                                         9431
SCHWAB             COM   808513105          658   50,275                                        50275
STATE ST CORP      COM   857473102         1432   25,850                                        25850
SERVICEMASTER      COM   817615107          192   13,979                                        13979
STORAGE USA        COM   861907103         4410  103,548                                        71548              32,000
STRYKER CORP       COM   863667101          995   16,500                                        16500
SYSCO CORP         COM   871829107         5398  181,017                                       181017
A T & T CORP.      COM   001957109          292   18,586                                        18586
TARGET             COM   87612E106          225    5,212                                         5212
TYCO INT'L         COM   902124106         7392  228,705                                       228705
UNITED TECHNOLOGI  COM   913017109         2157   29,066                                        29066
UNIVERSAL ELECT.   COM   913483103         3837  261,900                                       186900              75,000
VERIZON            COM   92343V104         2014   44,124                                        44124
WACHOVIA           COM   929903102         3464   93,416                                        93416
WALGREEN           COM   931422109         4818  122,941                                       122941
WALMART            COM   931142103          598    9,750                                         9750
WILLIAMS COS       COM   969457100          705   29,903                                        29903
WYETH              COM   983024100         3648   55,590                                        55590
EXXON MOBIL        COM   30231G102         8308  189,550                                       189550
DENTSPLY INTL      COM   249030107         5440  146,797                                       146797
  COLUMN TOTALS                           90479
   FINAL TOTAL                         $284,702
